SHARE-BASED PAYMENTS, Inputs to Valuation Models used for Options, Rights, and RSUs Granted (Details) - AUD ($)		11 Months Ended	12 Months Ended
		Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jul. 19, 2020
Options [Member]
Inputs to valuation models used for instruments granted [Abstract]
Fair value at grant date (weighted average)			$ 0.491	$ 0.775	$ 0.217
Share price at grant date (weighted average) (in dollars per share)		$ 1.008	$ 0.88	$ 1.17
Vesting Hurdle (30-day VWAP) (in dollars per share)		0	0	0
Exercise price (weighted average) (in dollars per share)		$ 0.24	$ 1.03	$ 1.33
Expected life (weighted average)	[1]	5 years 29 days	3 years 3 months 21 days	3 years 11 months 26 days
Risk-free interest rate (weighted average)		1.20%	3.31%	0.175%
Expected volatility (weighted average)	[2]	100.00%	87.00%	100.00%
Expected dividend yield	[3]	0.00%	0.00%	0.00%
RSUs and Rights that Don't Have Market-based Vesting Conditions [Member]
Inputs to valuation models used for instruments granted [Abstract]
Fair value at grant date (weighted average)			$ 0.782	$ 1.115
Share price at grant date (weighted average) (in dollars per share)			$ 0.927	$ 1.115
Vesting Hurdle (30-day VWAP) (in dollars per share)			0	0
Exercise price (weighted average) (in dollars per share)			$ 0	$ 0
Expected life (weighted average)	[1]		4 years 5 months 1 day	3 years 8 months 26 days
Risk-free interest rate (weighted average)			0.00%	0.00%
Expected volatility (weighted average)	[2]		0.00%	0.00%
Expected dividend yield	[3]		0.00%	0.00%
Rights that Have Market-based Vesting Conditions [Member]
Inputs to valuation models used for instruments granted [Abstract]
Fair value at grant date (weighted average)			$ 0.322	$ 0.784	$ 0.673
Share price at grant date (weighted average) (in dollars per share)		$ 0.931	$ 0.708	$ 1.022
Vesting Hurdle (30-day VWAP) (in dollars per share)		3.01	3.49	3.65
Exercise price (weighted average) (in dollars per share)		$ 0	$ 0	$ 0
Expected life (weighted average)	[1]	4 years 6 months 25 days	3 years 6 months 3 days	4 years 3 months 10 days
Risk-free interest rate (weighted average)		1.266%	2.965%	1.317%
Expected volatility (weighted average)	[2]	100.00%	78.00%	100.00%
Expected dividend yield	[3]	0.00%	0.00%	0.00%

[1]	The expected life is based on the expiry date of the options or rights.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.